Legal matters	12 Months Ended
Mar. 31, 2025
Legal Matters [Abstract]
Legal matters
49.
Legal matters
(a)
Dispute with Southern Power Distribution Company of Andhra Pradesh Limited

Certain subsidiary companies (AP entities) have entered into long-term PPAs having a cumulative capacity of 777 MWs (wind and solar energy projects) with Southern Power Distribution Company of Andhra Pradesh Limited i.e. the distribution company of Andhra Pradesh (APDISCOM). These PPAs require the APDISCOMs to pay a fixed rate per unit of electricity procured during the 25-year term. With regard to aforementioned PPAs, certain litigations as described below are currently underway:

1. In terms of the Generation Based Incentive (GBI) scheme of the Ministry of Renewable Energy (MNRE), the AP entities accrue income based on units of power supplied under the aforementioned PPAs. Andhra Pradesh Electricity Regulatory Commission (APERC) vide its order in July 2018 allowed APDISCOMS to interpret the Andhra Pradesh Electricity Regulatory Commission (Terms and Conditions for Tariff Determination for Wind Power Projects) Regulations, 2015 (Regulations) in a manner to treat GBI as a pass through in the tariff, thereby having the effect of reducing the fixed tariff rate.

The AP entities filed writ petition before the Andhra Pradesh High Court (AP High Court) challenging the vires of the regulation and the order by APERC and were granted an interim stay order in August 2018 thereby directing APDISCOM not to deduct GBI from future billings from date of the order, though AP DISCOMs continue to deduct the same.

In another matter addressing a similar issue, the Hon’ble Appellate Tribunal for Electricity, vide its judgment dated December 19, 2024 in Appeal No. 284 of 2018 titled Green Infra Wind Solutions Limited v. APERC & Ors. has ordered the AP DISCOMs not to reduce the PPA price for the GBI benefit accruing to the power generators and to refund the amounts deducted along with an interest of 12% per annum. Pursuant thereto, the AP DISCOMs have filed Civil Appeal No. 4495 of 2025 before the Supreme Court. The Group has filed Impleadment Application to include all AP Entities before the Supreme Court, with the objective that, AP entities get similar relief as Green Infra in the Civil Appeal before the Supreme Court. As at March 31, 2025, the cumulative amount recoverable related to GBI deductions from the APDISCOM included in trade receivables amounts to INR 5,237 (March 31, 2024: INR 4,598).

The management, basis its assessment, judicial precedent and the practice followed consistently in other states, believes that the GBI benefit is over and above the applicable tariffs and the APERC does not have jurisdiction to interfere with the intent of GBI scheme. Therefore, the outstanding amount is recoverable and continues to be recognised in the consolidated financial statements.

2. The Government of Andhra Pradesh (GoAP) issued an order (GO) dated July 1, 2019 constituting a High-Level Negotiation Committee (HLNC) for review and negotiation of tariff for wind and solar energy projects in the state of Andhra Pradesh. Pursuant to the GO, APDISCOM issued letters dated July 11, 2019 and July 12, 2019 to the AP entities, requesting for revision of tariffs as agreed in the PPAs. The AP entities filed a writ petition before the AP High Court challenging the GO and the same was finally disposed by the division bench of the AP High Court in favour of the Group. APDISCOMs have challenged the order before the Hon’ble Supreme Court of India which is pending final adjudication. Following the orders of the High Court, the APDISCOMs have released payments to the Group but has made certain deductions on account of tariff adjustment due to excess power supplied.

The Group has filed an application before APERC for release of the amounts deducted. As at March 31, 2025, the cumulative amount recoverable from the APDISCOM in relation to this matter included in trade receivables amounts to INR 3,627 (March 31, 2024: INR 3,064).

In view of the favourable order by the AP High Court, practice followed by other State Discoms and basis the internal analysis, management believes that it has strong merits in the case and no additional adjustment is required in the consolidated financial statements.

(b)
Dispute with Karnataka Electricity Regulatory Commission ('KERC')

ReNew Wind Energy (Karnataka) Private Limited and ReNew Wind Energy (AP) Private Limited, subsidiaries of the Group, set up projects to supply electricity for captive use by their shareholders. The KERC, through a circular dated September 18, 2018, directed the Karnataka Electricity Supply Companies ('KESCOMs') and Karnataka Power Transmission Corporation Limited to monitor the status of group captive generators/ consumers to ensure that they have acquired the status of group captive generators/ consumers and to verify the compliance of their consumption of electricity with the Electricity Rules, 2005, and to levy cross subsidy surcharge ('CSS') and electricity tax differential on captive users drawing power from captive generating plants in case of any violation. Pursuant to and basis the September 18, 2018 circular, Electricity Supply Companies ('ESCOMs') issued demand letters to the captive users of the Company’s subsidiaries specified above, seeking recovery of cross subsidy surcharge and differential of applicable electricity tax due to failure of compliance with the Electricity Rules, 2005. The Group filed writ petitions before the Hon’ble Karnataka High Court (“Karnataka HC”) challenging the circular and the demand letters and against the ESCOMs (“Karnataka Writs”) and separate petitions before the KERC for quashing the demand letters (“Karnataka Petitions”).

The Karnataka High Court, in its interim orders dated July 18, 2019, and September 18, 2020, ordered the KESCOMs to refrain from taking any precipitative action against captive users. Thereafter, the KERC disposed of the Karnataka petitions based on the principles laid down by the Appellate Tribunal For Electricity ('APTEL') in its judgment dated June 7, 2021, in the case of Tamil Nadu Power Producers Association vs. Tamil Nadu Electricity Regulatory Commission and others. KERC in case of ReNew Wind Energy (Karnataka) Private Limited declared that the plant has maintained its compliance as a captive generating plant for Financial year (“FY”) 2017-18 and in case of ReNew Wind Energy (AP) Private Limited) declared the plant as a captive generating plant for all the FYs except for FY13-14 and15-16.

On October 9, 2023, the Supreme Court notified its judgment in Civil Appeal Nos. 8527-8529 of 2009 in the matter of M/s Dakshin Gujarat Vij Company Limited, upholding the test of proportionality on a Special Purpose Vehicle (SPV), which was otherwise exempted, and reversing the judgment in the case of Tamil Nadu Power Producers Association vs. Tamil Nadu Electricity Regulatory Commission and others.

In December 2023, the KESCOMs challenged the KERC order before the APTEL, which is pending final adjudication.

The Group had filed a writ petition before the Karnataka High Court challenging the levy of cross-subsidy surcharge, on the grounds that the levy was intended to be a temporary provision and was to be progressively reduced in subsequent years. The Company contends that, since no such surcharge was levied during FY 2009–2012, its reintroduction is inconsistent with the intent of the Electricity Act, 2003. The Writ Petition was disposed of with a directive to the Karnataka Electricity Regulatory Commission (KERC) to formulate regulations within six months to ensure the phased reduction of surcharges and cross-subsidies. An appeal has been preferred by the subsidiary of the Company, asserting that such reduction is a statutory mandate under the Electricity Act, 2003, which envisages a continuous decline in cross-subsidies. The appeal further highlights those reductions were effectively implemented between FY 2009 - 2012 and argues that the subsequent increase in the surcharge is contrary to the Act and legally unsustainable. A favourable outcome in the appeal is expected to mitigate the adverse impact of the Supreme Court judgment on the Company’s captive energy projects. Further, the responsibility of drawing power in proportion to the shareholding was squarely on the consumers and hence management believes that as per PPAs, it cannot be recovered from the Group. Neither a demand has been received till date nor does the Group expect any material demand in future.

Basis internal evaluation, management believes that there are merits in its position and that the demand raised by distribution companies would be ultimately rescinded and hence no adjustment has been made in the consolidated financial statements in this regard.